RELATED PARTY TRANSACTIONS - Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 20, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions
Number of warrants issued		8,525,000
Private Placement
Related Party Transactions
Number of warrants issued	3,150,000		3,150,000
Price of warrants (in dollars per share)	$ 2.00
Issuance of Public and Private Warrants	$ 6.3
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Threshold, (in days, months)	30 days